Employee Benefit Plans	12 Months Ended
Jun. 30, 2016
Employee Benefit Plans

16. Employee Benefit Plans

The Company has a qualified defined contribution benefit plan, which allows for voluntary pre-tax contributions by the employees. The Company makes a matching contribution on behalf of the employees. The Company incurred $0.6 million in expenses related to the plan for both of the years ended June 30, 2016 and 2015.